12. Segment Information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenues	$ 745	$ 1,185	$ 5,122	$ 9,106
Europe [Member]
Revenues			700	3,700
Asia [Member]
Revenues			3,700	4,700
Russia [Member]
Revenues			100	400
USA [Member]
Revenues			$ 600	$ 300